Note H - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Text Block]
Note H – Goodwill and Other Intangible Assets

The major components of goodwill and other intangible assets are:

	2012		2011
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$8,366	$1,582	$5,274	$1,011
Technology & drawings	5,790	1,379	4,600	1,118
Other intangibles	1,560	1,453	1,557	1,413
Total finite-lived intangible assets	15,716	4,414	11,431	3,542
Goodwill	17,452	-	14,672	-
Trade names & trademarks	3,532	-	2,920	-
Total	$36,700	$4,414	$29,023	$3,542

Amortization of intangible assets in 2012, 2011 and 2010 was $869,000, $955,000 and $421,000, respectively. Amortization of these intangible assets for 2013 through 2017 is expected to approximate $1.2 million per year. Pursuant to the acquisitions described in Note J, the Company recognized customer relationships of $3.1 million, technology and drawings of $1.2 million, trade names and trademarks of $612,000 and a goodwill of $2.8 million. The remaining changes occurring in 2012 relate to foreign currency translation effects and amortization.